Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes - Schedule of Components of Income before Income Taxes

The components of income before income taxes are as follows:

Income / (Loss)	12 months ended December 31,
USD'000	2024	2023	2022
Switzerland	(18,571)	(18,766)	(16,314)
Foreign	(10,286)	3,547	3,269
Income / (loss) before income tax from continuing operations	(28,857)	(15,219)	(13,045)

Income Taxes - Schedule of Income Tax Expense

Income taxes relating to the Group are broken down as follows:

	12 months ended December 31,
USD'000	2024	2023	2022
Switzerland	-	-	-
Foreign	(3,086)	(230)	3,238
Income tax income / (expense) from continuing operations	(3,086)	(230)	3,238

Income Taxes - Schedule of Deferred Tax Assets and Liabilities

The difference between the income tax recovery (expense) at the Swiss statutory rate compared to the Group’s income tax recovery (expense) as reported is reconciled below:

	12 months ended December 31,
USD'000	2024	2023	2022
Net income / (loss) from continuing operations before income tax	(28,857)	(15,219)	(13,045)
Statutory tax rate	14.7%	14%	14%
Expected income tax (expense) / recovery	4,242	2,131	1,825
Change in tax loss carryforwards	5,469	2,778	5,760
Change in loss carryforwards in relation to the debt remission of SEALSQ France SAS	(52)	(514)	1,342
Change in valuation allowance	(8,656)	(2,682)	(3,129)
Permanent difference in relation to stock-based compensation	(21)	2	-
Foreign tax effects	(1,521)	509	466
Nontaxable or nondeductible items	(2,730)	(2,759)	(2,310)
Other	183	305	(716)
Income tax (expense) / recovery from continuing operations	(3,086)	(230)	3,238

The Group assesses the recoverability of its deferred tax assets and, to the extent recoverability does not satisfy the “more likely than not” recognition criterion under ASC 740, records a valuation allowance against its deferred tax assets. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance.

In the year ended December 31, 2022, the Group assessed that the recoverability of its deferred tax assets partially satisfied the “more likely than not” recognition criterion under ASC 740 as at December 31, 2022 and recorded a deferred tax asset of $3,295,546 which was partially utilized in 2023. However, in view of the Group’s loss before income tax in the year ended December 31, 2024, and of the anticipated future taxable income per management’s forecast, the Group assessed that the recoverability of its deferred tax assets no longer satisfied the “more likely than not” recognition criterion under ASC 740 as at December 31, 2024 and, therefore, increased the valuation allowance previously recorded accordingly.

The Group’s deferred tax assets and liabilities consist of the following:

	12 months ended December 31,
USD'000	2024	2023
Switzerland	-	-
Foreign	-	3,077
Deferred income tax assets / (liabilities)	-	3,077

	As at December 31,	As at December 31,
USD'000	2024	2023
Stock-based compensation	21	(2)
Defined benefit accrual	502	363
Tax loss carryforwards	29,006	23,537
Add back loss carryforwards used for the debt remission by SEALSQ France SAS	776	828
Valuation allowance	(30,305)	(21,649)
Deferred income tax assets / (liabilities)	-	3,077

Income Taxes - Schedule of Deferred Tax Assets and Liabilities

The Group’s deferred tax assets and liabilities consist of the following:

	12 months ended December 31,
USD'000	2024	2023
Switzerland	-	-
Foreign	-	3,077
Deferred income tax assets / (liabilities)	-	3,077

	As at December 31,	As at December 31,
USD'000	2024	2023
Stock-based compensation	21	(2)
Defined benefit accrual	502	363
Tax loss carryforwards	29,006	23,537
Add back loss carryforwards used for the debt remission by SEALSQ France SAS	776	828
Valuation allowance	(30,305)	(21,649)
Deferred income tax assets / (liabilities)	-	3,077

Income Taxes - Schedule of Operating Loss Carryforward

As of December 31, 2024, the Group’s operating cumulated loss carryforwards of all jurisdictions for its continuing operations are as follows:

Operating loss-carryforward as of December 31, 2024
USD'000	USA	Switzerland	Spain	France	UK	Germany	India	Vietnam	Saudi Arabia	Gibraltar	Total
2025	-	10,447	-	-	-	-	-	-	-	-	10,447
2026	-	6,165	-	-	-	-	-	-	-	-	6,165
2027	-	21,325	-	-	-	-	-	3	-	-	21,328
2028	-	26,297	-	-	-	-	-	4	-	-	26,301
2029	-	59,188	-	-	-	-	-	4	-	-	59,192
2030	-	22,626	-	-	-	-	-	-	-	-	22,626
2031	-	20,887	-	-	-	-	9	-	-	-	20,896
2032	-	-	-	-	-	-	81	-	-	-	81
2033	-	-	-	-	-	-	-	-	-	-	-
2034	-	-	-	-	-	-	-	-	-	-	-
2035	185	-	-	-	-	-	-	-	-	-	185
2036	-	-	-	-	-	-	-	-	-	-	-
2037	159	-	-	-	-	-	-	-	-	-	159
2038	-	-	-	-	-	-	-	-	-	-	-
2039	220	-	-	-	-	-	-	-	-	-	220
2040	91	-	-	-	-	-	-	-	-	-	91
2041	-	-	-	-	-	-	-	-	-	-	-
2042	45	-	-	-	-	-	-	-	-	-	45
2043	-	-	-	-	-	-	-	-	-	-	-
2044	19	-	-	-	-	-	-	-	-	-	19
No expiry	n/a	n/a	3,475	23,753	7	2	n/a	n/a	82	2	27,321
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
	719	166,935	3,475	23,753	7	2	90	11	82	2	195,076

Income Taxes - Summary of Income Tax Examinations

The following tax years remain subject to examination:

Significant jurisdictions	Open years
Switzerland	2023 - 2024
USA	2024
France	2021 - 2024
Spain	2021 - 2024
Japan	2024
Taiwan	2024
India	2024
Germany	2024
UK	2020 - 2024
Arabia	2024
Vietnam	2024
Gibraltar	2024